FundManager Portfolios
AGGRESSIVE GROWTH PORTFOLIO
     NO-LOAD CLASS
     FINANCIAL ADVISER CLASS
GROWTH PORTFOLIO
     NO-LOAD CLASS
     FINANCIAL ADVISER CLASS
GROWTH WITH INCOME PORTFOLIO
     NO-LOAD CLASS
     FINANCIAL ADVISER CLASS
BOND PORTFOLIO
     NO-LOAD CLASS
     FINANCIAL ADVISER CLASS
MANAGED TOTAL RETURN PORTFOLIO
     FINANCIAL ADVISER CLASS

SUPPLEMENT TO THE NO-LOAD CLASS PROSPECTUS AND THE FINANCIAL ADVISER CLASS PROSPECTUS, EACH DATED JANUARY 24, 1997.
Effective March 24, 1997, State Street Bank and Trust Company (`SSB''), Boston, Massachusetts 02266-8600, will replace Investors Bank and Trust Company (`IBT'') as custodian and portfolio accountant for FundManager Portfolio's (the `Trust'') five separate diversified series (individually and collectively referred to as `Portfolio'' or ``Portfolios'' as the context requires).
Also effective March 24, 1997, Federated Shareholder Services Company (`FSSC''), a subsidiary of Federated Investors, will replace IBT as transfer agent, dividend disbursing agent and shareholder servicing agent for the Portfolios of the Trust.
Accordingly, references throughout the prospectuses to IBT and its address as custodian and transfer agent should be replaced with references to SSB and FSSC, respectively, and as further detailed below. In addition, please note that SSB will replace IBT as custodian for IRA accounts.
FINANCIAL ADVISER CLASS
All written correspondence including (purchase and redemption requests, changes of addresses, and other shareholder account changes) should be sent to:
      FUNDMANAGER PORTFOLIOS
      C/O FEDERATED SHAREHOLDER SERVICES COMPANY
      P.O. BOX 8609
      BOSTON, MA 02266-8609.


PURCHASES BY WIRE
If you choose to wire your purchase payments, send them to SSB as follows:
      STATE STREET BANK AND TRUST COMPANY
      BOSTON, MASSACHUSETTS
      ABA #011000028
      DEPOSIT ACCOUNT #2303-298-0
      PORTFOLIO NAME:
                       --------------
      ACCOUNT #
                 ---------------
EXCHANGE PRIVILEGE
Please note that Federated Automated Cash Management Fund replaces Freedom Cash Management Fund as the money market fund investment into which shareholders may exchange some or all of their Portfolio shares. Accordingly, references in the `Exchange Privilege'' section to Freedom Cash Management Fund should be replaced with references to Federated Automated Cash Management Fund.
The Federated Automated Cash Management Fund offers checkwriting at no charge. For information and related matters, please contact FundManager at 800-344-9033.
FINANCIAL ADVISER CLASS AND NO-LOAD CLASS
SHARE CERTIFICATES
The Portfolios will no longer issue share certificates. Any share certificates that remain outstanding have been canceled.
                                                             March 17, 1997
FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779

Edgewood Services, Inc. is a distributor of the Funds
and is a subsidiary of Federated Investors.
Cusip 360850808
           360850101
           360850705
           360850200
           360850804
           360850309
           360850887
           360850408
           360850507
G01921-14 (3/97)